Additional Financial Information	12 Months Ended
Dec. 31, 2012
Payables And Accruals [Abstract]
Additional Financial Information

17. Additional Financial Information

Accounts payable and other current liabilities

(IN MILLIONS)	December 31, 2012	December 31, 2011
Trade payables	$150	$180
Personnel costs	290	336
Current portion of restructuring liabilities	53	55
Data and professional services	203	167
Interest payable	49	51
Other current liabilities(1)	222	236

Total accounts payable and other current liabilities	$967	$1,025

(1)	Other includes multiple items, none of which is individually significant.